Senior Convertible Notes (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended								1 Months Ended		12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jun. 30, 2012 4.5% Senior Convertible Notes due 2013 CNY	Jun. 30, 2012 4.5% Senior Convertible Notes due 2013 GBP (£)	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2008 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 USD ($)	Sep. 15, 2008 4.5% Senior Convertible Notes due 2013	May 12, 2008 4.5% Senior Convertible Notes due 2013 CNY	Sep. 30, 2008 4.5% Senior Convertible Notes due 2013 Call Option underwriter	May 31, 2008 4.5% Senior Convertible Notes due 2013 Call Option CNY entity underwriter	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 Call Option CNY	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 Call Option CNY	May 12, 2008 4.5% Senior Convertible Notes due 2013 Call Option USD ($)
Capped Call
Number of financial institutions with whom capped call option transactions were entered into															2
Number of underwriters															2
Increased conversion price (in dollars per ADS)																		$ 37.375
Debt Instrument, Convertible, Conversion Price						$ 152.375												$ 30.475
Total premium paid															226,087
Number of underwriters filing for protection under Chapter 11 of the federal Bankruptcy Code														1
Amount of change in fair value of derivative	9,334	84,874	74,528													(9,127)	5,094
ADS Lending Agreement
Shares loaned to the ADS Borrowers													2,625,104
Nominal lending fees to be received from the ADS Borrowers (in dollars per ADS)						$ 0.0005
Number of shares loaned to ADS borrower that filed for bankruptcy												1,312,552
Fair value of the outstanding loaned shares						5,605	35,230	55,411			8,794		230,729
Interest cost recognized relating to the amortization of the issuance cost							29,537	27,335	20,815
Expense recognized due to bankruptcy of one of the ADS borrowers										469,042
Unamortized amount of issuance costs							8,253	51,028
Amount of unsecured claim admitted under Claims Determination Deed				380,075	38,200
Cash consideration for sale of certain rights pertaining to the claim and all rights to receive distribution payments				369,153	37,100
Gain recorded on settlement of claim							369,153